                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-02201

                                 Rivus Bond Fund
              (Formerly Known As 1838 Bond-Debenture Trading Fund)
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 113 King Street
                                Armonk, NY 10504
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               (Address of principal executive offices) (Zip code)


                                Clifford D. Corso
                                 113 King Street
                                Armonk, NY 10504
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 914-273-4545

                        Date of fiscal year end: March 31

             Date of reporting period: July 1, 2005 - June 30, 2006

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

The RIVUS BOND FUND held no voting securities during the period covered by this report. No records are attached.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Rivus Bond Fund
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            (Formerly Known as 1838 Bond-Debenture Trading Fund)



By (Signature and Title)* /s/ Clifford D. Corso
                          ------------------------------------------------------
                          Clifford D. Corso, President
                          (Principal Executive Officer)

Date             July 20, 2006
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*Print the name and title of each signing officer under his or her signature.